INVESTMENT SECURITIES - Schedule of Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Net losses recognized on market equity securities	$ (165,440)	$ (41,737)
Less: Net losses (gains) recognized on marketable equity securities sold during the year	165,440	(3,085)
Unrealized losses recognized on marketable equity securities still held at the reporting date	$ 0	$ (44,822)